Shareholders' Equity - Schedule of Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Stock Options [Abstract]
Number of options, Outstanding, Balance	39,597	151,625
Weighted average exercise price, Outstanding, Balance	$ 7.98	$ 9.48
Weighted average remaining contractual term (in years), Outstanding, Balance	1 year 9 months	7 years 5 months 4 days
Aggregate intrinsic value, Outstanding, Balance	$ 16	$ 437
Number of options, Outstanding, Vested and expected to vest		50,321
Weighted average exercise price, Vested and expected to vest		$ 8.42
Weighted average remaining contractual term (in years), Vested and expected to vest		2 years 8 months 4 days
Aggregate intrinsic value, Vested and expected to vest		$ 198
Number of options, Exercisable		50,321
Weighted average exercise price, Exercisable		$ 8.42
Weighted average remaining contractual term (in years), Exercisable		2 years 8 months 4 days
Aggregate intrinsic value, Exercisable		$ 198
Number of options, Granted		112,028
Weighted average exercise price, Granted		$ 10.01